Notes to the consolidated balance sheet - Property, Plant and Equipment (Details) € in Thousands	Jun. 30, 2023 EUR (€)
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	€ 7,386
Balance at the end	7,511
Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(8,555)
Balance at the end	(9,482)
Property, plant and equipment in progress | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	15,941
Balance at the end	€ 16,993